Schedule of Trade And Other Receivables (Details) (Parenthetical) - CAD ($)		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2019
Trade And Other Receivables
Written off receivables		$ (174,226)	[1]	$ (6,486,838)	[1]	$ 6,486,838
Credit loss allowance, beginning of the year		(6,486,838)	[1]	(6,486,838)
Recognition of credit loss		(174,226)
Recovery of credit loss		4,839,438
Written-off of credit loss		1,647,400
Credit loss allowance, end of the year	[1]	$ (174,226)		$ (6,486,838)

[1]	In 2017, the Company entered into a sales contract with a group of limited partnerships now known as Solar Flow-Through Funds Ltd. (“SFF”) to provide development services for solar photovoltaic projects. The Company has written off receivables of total $6,486,838 in the year ended June 30, 2019 due to cancellation of the projects by the Ontario government.